March 26, 2008



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE:  VANGUARD CONVERTIBLE SECURITIES FUND (THE TRUST)
     FILE NO. 33-4424
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.